CONVERTIBLE NOTE PAYABLE (Narrative) (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 05, 2015	Apr. 04, 2014	Mar. 26, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 11, 2014	Aug. 24, 2014	Dec. 31, 2013
Convertible Debt, principal amount					$ 274,123
Debt Instrument, interest rate, percentage					0.00%
Debt discount				$ 152,870	$ 1,074,426
Debt Instrument, Unamortized Discount				760,791	779,572			$ 0
Original issue discount, amount				20,000	$ 91,975
Stock issued in connection with convertible debt					520,000
Stock issued in connection with convertible debt, value					$ 46,584
Payment to placement agent					45,500
Amortization of deferred financing costs				$ 32,484	63,217
RM-DC Note [Member]
Convertible Debt, principal amount					$ 1,217,392
RM-DC Note [Member] | First Tranche [Member]
Convertible Debt, principal amount		$ 608,696
Purchase price of convertible debt		$ 500,000
Original Issue Discount, percentage		8.00%			8.00%
Debt Instrument, interest rate, percentage		12.00%
Debt Instrument, Convertible, Conversion Price		$ 0.10
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		70.00%
Debt discount					$ 389,221
Original issue discount, amount					63,482
Fees paid to investors					20,000
Amortization of the debt discount on notes					$ 214,908
RM-DC Note [Member] | Second Tranche [Member]
Convertible Debt, principal amount						$ 608,696
Purchase price of convertible debt						$ 500,000
Original Issue Discount, percentage					8.00%	8.00%
Debt Instrument, interest rate, percentage						12.00%
Debt Instrument, Convertible, Conversion Price						$ 0.10
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger					70.00%
Debt discount					$ 585,203
Original issue discount, amount					23,493
Amortization of the debt discount on notes					73,973
Macallan Partners [Member]
Purchase price of convertible debt			$ 112,000
Debt Instrument, interest rate, percentage			8.00%
Deferred financing costs			$ 7,500
Debt discount			100,000
Amortization of the debt discount on notes			1,509
Fair value of conversion feature			207,690
Interest Expense, Debt			107,690
Macallan Partners [Member] | Original Issue Discount [Member]
Purchase price of convertible debt			$ 12,000
Original Issue Discount, percentage			11.00%
Debt discount			$ 12,000
Redwood Managment [Member]
Purchase price of convertible debt	$ 60,870
Debt Instrument, interest rate, percentage	12.00%
Deferred financing costs	$ 12,000
Debt discount	56,522
Amortization of the debt discount on notes	4,324
Fair value of conversion feature	110,096
Interest Expense, Debt	53,574
Redwood Managment [Member] | Original Issue Discount [Member]
Purchase price of convertible debt	$ 4,348
Original Issue Discount, percentage	8.00%
Debt discount	$ 4,348
MP Note [Member]
Convertible Debt, principal amount					105,000		$ 105,000
Purchase price of convertible debt							$ 5,000
Debt Instrument, interest rate, percentage							8.00%
Deferred financing costs							$ 8,000
Debt discount					100,000
Amortization of the debt discount on notes					$ 4,796
Debt Instrument, Description
Any amount of principal or interest on this MP Note which is not paid when due shall bear interest at the rate of 18% per annum from the due date thereof until the same is paid and a penalty of 50%. The MP Note is redeemable for 125%-150% at various intervals.

Debt conversion, term					120 days
Debt Conversion, Description					The Purchaser has the right to convert the MP Note into shares of the Company’s common stock at a conversion price equal to the lower of: 50% of the lowest traded price during the 20 trading days prior to the election to convert or 50% of the bid price on the day of the conversion notice.
Additional discount applied if shares not deliverable by DWAC					5.00%
Additional discount applied if shares are ineligible for deposit					10.00%
Fair value of conversion feature					$ 196,408
Interest Expense, Debt					$ 96,408
MP Note [Member] | Original Issue Discount [Member]
Original Issue Discount, percentage					5.00%
Debt discount					$ 5,000